Income tax	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Income tax

9.	Income tax

The Company’s provision for income taxes differs from the amount computed by applying the combined federal and provincial income tax rates to income (loss) before income taxes as a result of the following:

	For the year ended August 31,
	2023	2022
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%
Statutory income tax rates applied to accounting income	$3,280	$(637)
Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	50	322
Permanent differences and other items	1,222	1,669
Benefit of tax losses not recognized	779	(918)
Total provision for income taxes	$5,331	$436

The enacted tax rates in Canada of 26.50% (2022 - 26.50% ) and Tanzania of 30% (2022 - 30%) where the Company operates are applied in the tax provision calculation.

The provision for income taxes consist of the following:

	August 31, 2023	August 31, 2022
Current income taxes	$1,044	$436
Deferred income taxes	4,287	-
Total provision for income taxes	$5,331	$436

The tax effects of significant temporary differences which would comprise deferred income tax assets and liabilities at August 31, 2023 and 2022 are as follows:

Deferred Income Tax Liabilities	Mineral properties	Total

At August 31, 2021	$(12,423)	$(12,423)
Charged to the consolidated statement of comprehensive income (loss)	2,373	2,373
At August 31, 2022	(10,050)	(10,050)
Charged to the consolidated statement of comprehensive income	(1,438)	(1,438)
At August 31, 2023	$(11,488)	$(11,488)

Deferred Income Tax Assets	Non-capital losses	Total

At August 31, 2021	$12,423	$12,423
Charged to the consolidated statement of comprehensive loss	(2,373)	(2,373)
At August 31, 2022	10,050	10,050
Charged to the consolidated statement of comprehensive income	(2,849)	(2,849)
At August 31, 2023	$7,201	$7,201

Net deferred tax assets (liabilities)
As at August 31, 2022	$-	$-
As at August 31, 2023	$(4,287)	$(4,287)

The carrying value of Buckreef’s Mineral Property, Plant and Equipment is higher than their tax written down values due to historical mining incentives in Tanzania and accelerated depreciation for tax purposes. The taxable temporary difference between the carrying value of Mineral Property, Plant and Equipment and its tax basis in excess of available tax loss carry-forwards resulted in a deferred tax liability.

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	August 31, 2023	August 31, 2022
Non-capital losses	$88,377	$120,528
Property, plant and equipment	149	89
Capital losses	-	3
Financing costs	1,414	-
Total unrecognized temporary differences	$89,940	$120,620

At August 31, 2023, the Company had unrecognized non-capital tax loss carry-forwards of $88.4 million (2022 - $120.6 million) and may be used to offset against future taxable income in their respective jurisdictions. As at August 31, 2023, these non-capital tax losses have expiry dates as follows:

	Canada	Tanzania(1)
2026	$1,265	$-
2027	1,026	-
2028	1,117	-
2029	1,454	-
2030	1,055	-
2031	1,757	-
2032	1,845	-
2033	1,738	-
2034	1,622	-
2035	1,466	-
2036	1,515	-
2037	2,118	-
2038	2,760	-
2039	3,506	-
2040	5,426	-
2041	5,934	-
2042	4,328	-
2043	4,078	-
No expiry	-	44,367
Total non-capital tax losses	$44,010	$44,367

(1)	The maximum amount of tax losses that a business can utilize in Tanzania is 70% of its taxable profit for the current year. The remaining 30% of taxable profit is subject to a statutory tax rate of 30%. As a result, Buckreef's current income tax is calculated at an effective tax rate of 9% until Buckreef's tax loss carryforwards are fully utilized. Tax losses in Tanzania can only be utilized by the entity to which the tax losses relate to.

At August 31, 2023, $nil (2022: $nil ) was recognized as a deferred tax liability for taxes that would be payable on the unremitted earnings the Company’s subsidiaries as the Company’s subsidiaries have a deficit.